Nov-07-03 03:04pm From- T-605 P.002/003 F-902

Paras Madho
Manager
Securities Operations

20 Broad Street
New York, NY 10005

tel: 212.656.5026
fax: 212.656.5893
pmadho@nyse.com

03028376

Cert NYS

1- 31763

NYSE

RECD S.E.C.
NOV 7 2003
081

November 7, 2003

Mr. Brian Johnson
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 1004 -- STOP/1-4
450 Fifth Street, NW
Judiciary Plaza
Washington, DC 20549

PROCESSED
NOV 13 2003
THOMSON FINANCIAL

Dear Mr. Johnson:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, Kronos Worldwide, Inc., Common Stock, par value $.01 per share and requests immediate acceleration of registration. Adequate distribution assured. Form 10 (Amendment No. 3) received on November 7, 2003. Tentative listing date – Not yet determined.

Sincerely,